UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2011

Date of reporting period: February 28, 2011

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund
The fund's portfolio
2/28/11 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FRN -- Floating Rate Notes
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
SGI -- Syncora Guarantee, Inc.
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.0%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.7%)
Territory of GU, Govt. Wtr. Wks. Auth. Rev. Bonds,
5 5/8s, 7/1/40	Ba2	$2,100,000	$1,900,941
Territory of GU, Dept. of Ed. Certificates
of Participation (John F. Kennedy High School), Ser. A,
6 7/8s, 12/1/40	B	500,000	478,930
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	1,300,000	1,207,063
Territory of GU, Rev. Bonds (Section 30), Ser. A, Guam
Govt., 5 5/8s, 12/1/29	BBB-	3,850,000	3,777,543
			7,364,477

New York (88.9%)
Albany, Cap. Resource Corp. Rev. Bonds (St. Peter's
Hosp.), 6 1/4s, 11/15/38	BBB+	4,110,000	4,004,044
Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Charitable Leadership), Ser. A , 6s, 7/1/19	Caa2	3,000,000	1,868,940
(Albany College of Pharmacy), Ser. A, 5 5/8s, 12/1/34	BBB-	700,000	651,056
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27	BBB+	1,000,000	930,670
(St. Peter's Hosp.), Ser. D, 5 3/8s, 11/15/32	BBB+	4,205,000	3,702,755
(Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB+/F	1,300,000	1,250,405
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/32	BBB+	2,100,000	1,818,621
(St. Peters Hosp.), Ser. E, 5 1/4s, 11/15/32	BBB+	1,000,000	866,010
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/27	BBB+	3,000,000	2,714,520
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	3,000,000	2,759,040
Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays
Ctr.), 6 3/8s, 7/15/43	Baa3	2,000,000	1,979,520
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (Good Shepherd Village), Ser. A,
6 7/8s, 7/1/40	B/P	715,000	668,582
Canton, Cap. Resource Corp., Student Hsg. Fac. Rev.
Bonds (Grasse River - SUNY Canton), Ser. A, AGM, 5s,
5/1/40	AA+	1,000,000	893,740
Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk
Pwr.), 5 7/8s, 4/1/42	BB+	4,000,000	3,821,520
Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Arnot Ogden Med. Ctr.)
5s, 11/1/34	A3	1,300,000	1,165,775
Ser. A, 5s, 11/1/29	A3	3,250,000	3,042,390
Dutchess Cnty., Local Dev. Corp. Rev. Bonds (Anderson
Ctr. Svcs., Inc.), 6s, 10/1/30	BB+	3,815,000	3,490,992
Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds
(City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	AA+	5,000,000	5,461,800
5 3/4s, 5/1/25	AA+	10,330,000	11,297,405
Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper
Co.), Ser. A, 6.15s, 4/1/21	BBB	1,065,000	1,067,684
Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William
Smith), Ser. A, 5 3/8s, 2/1/33	A	4,500,000	4,439,925
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5 3/4s, 7/1/39	BBB+	2,500,000	2,454,850
(Adelphi U.), Ser. B, 5 1/4s, 2/1/39	A	1,500,000	1,426,245
(Adelphi U.), Ser. B, 5s, 2/1/34	A	3,000,000	2,798,400
Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A,
AMBAC, 5s, 2/15/47	A2	2,500,000	2,110,575
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	1,131,988
Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs
Headquarters), 5 1/2s, 10/1/37	A1	4,010,000	4,094,611
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 6s, 5/1/33	A3	3,500,000	3,741,605
Ser. A, 5 1/8s, 9/1/29	A3	5,000,000	5,005,400
Ser. A, AMBAC, 5s, 9/1/29	A3	7,500,000	7,523,775
AGM, zero %, 6/1/28	AAA	2,510,000	1,113,361
Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate
U.), Ser. A, 5s, 7/1/23	Aa3	5,090,000	5,214,298
Metro. Trans. Auth. Rev. Bonds, Ser. A
5s, 11/15/37	A2	15,000,000	14,115,150
FGIC, NATL, 5s, 11/15/26	A2	5,000,000	5,016,550
5s, 11/15/22	A2	6,000,000	6,194,640
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5 1/2s, 11/15/39	AA	9,000,000	9,180,180
Ser. A, AGM, 5 1/4s, 11/15/24	AA+	3,000,000	3,077,250

Ser. B, NATL, 5s, 11/15/25	AA	2,600,000	2,668,484
Ser. B, NATL, 5s, 11/15/24	AA	3,000,000	3,101,910
Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans.
Fac.), Ser. O
5 3/4s, 7/1/13 (Escrowed to maturity)	AAA	9,105,000	9,522,828
5 1/2s, 7/1/17 (Escrowed to maturity)	AAA	24,345,000	28,591,011
Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Highland Hosp. Rochester), 5s, 8/1/25	A2	495,000	478,690
Nassau Cnty., G.O. Bonds, Ser. A, FGIC, NATL, 6s,
7/1/13	A1	1,000,000	1,101,330
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(North Shore Hlth. Syst.), Ser. A, 6 1/4s, 11/1/21	Baa1	410,000	413,575
(North Shore Hlth. Syst.), Ser. B, 5 7/8s, 11/1/11	Baa1	195,000	199,606
(Inst. of Tech.), Ser. A, 4 3/4s, 3/1/26	BBB+	1,710,000	1,593,412
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds,
Ser. A-2, 5 1/4s, 6/1/26	BBB	6,640,000	5,980,582
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(11/15/11) (Solid Waste Disp.), Ser. A, 5.45s, 11/15/12	Baa2	2,000,000	2,036,500
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(11/15/15), Ser. D, 5.55s, 11/15/24	Baa2	3,000,000	3,044,880
Niagara Falls, City School Dist. COP (High School
Fac.), AGM
5s, 6/15/28	AA+	1,490,000	1,490,462
5s, 6/15/23	AA+	3,965,000	4,039,621
NY City, G.O. Bonds
Ser. C, AGM, 5s, 1/1/23	AA+	10,000,000	10,573,300
Ser. N, 5s, 8/1/20	Aa2	1,000,000	1,071,770
Ser. M, 5s, 4/1/20	Aa2	6,775,000	7,226,893
Ser. I-1, 5s, 4/1/19	Aa2	1,215,000	1,328,639
NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr.
Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	5,815,000	5,849,134
NY City, City Transitional Fin. Auth. Rev. Bonds
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/29	Aa3	5,000,000	5,057,600
Ser. E, 5s, 2/1/28	Aaa	8,885,000	8,986,200
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/25	Aa3	3,000,000	3,084,030
NY City, City Transitional Fin. Auth. VRDN (NYC
Recovery), Ser. 3
0.16s, 11/1/22	VMIG1	15,000	15,000
0.17s, 11/1/22	VMIG1	7,080,000	7,080,000
NY City, Cultural Resource Rev. Bonds (Museum
of Modern Art), Ser. 1A, 5s, 4/1/31	Aa2	3,500,000	3,561,705
NY City, Cultural Resource VRDN (Lincoln Ctr.),
Ser. A-1, 0.21s, 12/1/35	VMIG1	5,000,000	5,000,000
NY City, Hsg. Dev. Corp. Rev. Bonds (Multi-Fam. Hsg.)
Ser. A-1-A, 5.45s, 11/1/46	Aa2	2,670,000	2,451,087
Ser. H-2-A, 5.35s, 5/1/41	Aa2	1,200,000	1,099,764
Ser. H-2-A, 5.2s, 11/1/35	Aa2	1,675,000	1,538,320
NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,610,738
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AA+	1,000,000	1,099,370
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	8,050,000	8,071,413
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	Ba3	2,000,000	1,721,840
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	Ba3	2,190,000	1,689,782
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Ba1	3,500,000	3,160,535
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Baa3	3,325,000	3,236,455
(Staten Island U. Hosp.), Ser. B, 6 3/8s, 7/1/31	Baa3	985,000	958,769
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa1	2,545,000	2,654,333
(St. Francis College), 5s, 10/1/34	A-	1,000,000	917,760
(Horace Mann School), NATL, 5s, 7/1/28	Baa1	7,000,000	6,686,890
NY City, Indl. Dev. Agcy. Civic Fac. VRDN (CASA),
0.28s, 3/1/20	A-1+	1,155,000	1,155,000
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds
(Airis JFK I LLC), Ser. A, 6s, 7/1/27	BBB-	8,690,000	7,882,612
(Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	3,700,000	3,144,112
NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal
One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,746,915
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	BB-	2,050,000	1,630,857
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. EE, 5 1/4s, 6/15/40	AA+	10,000,000	10,039,200
(Second Generation Resolution), Ser. GG-1, 5 1/4s,
6/15/32	AA+	6,000,000	6,219,660
Ser. D, 5s, 6/15/37	AAA	6,000,000	5,938,920
Ser. B, AMBAC, 5s, 6/15/28	AAA	5,000,000	5,125,950
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, FGIC, NATL, 5s, 7/15/31	Aa3	10,500,000	10,600,275
Ser. S-5, 5s, 1/15/30	Aa3	3,375,000	3,411,990
NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco
Settlement), 5 3/4s, 6/1/43	BBB	7,000,000	5,263,440
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement)
6s, 6/1/43	BBB	1,300,000	1,015,326
5 3/4s, 6/1/33	BBB	3,500,000	2,940,840
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s,
6/1/38	BBB	7,250,000	5,125,605
NY Liberty Dev. Corp. Rev. Bonds (Bank of America
Tower), Ser. CL1, 5 5/8s, 1/15/46	AA	2,000,000	1,989,240
NY State Rev. Bonds (Homeowner Mtge.), Ser. 156, 5.2s,
10/1/28	Aa1	5,500,000	5,449,785
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	Aa3	5,875,000	6,649,913
(NYU Hosp. Ctr.), Ser. A, 6s, 7/1/40	Baa1	1,500,000	1,489,605
(State U. Edl. Fac.), Ser. A, AGM, 5 7/8s, 5/15/17	AA+	8,950,000	10,336,624
(Brooklyn Law School), 5 3/4s, 7/1/33	Baa1	1,000,000	1,011,780
(Winthrop Nassau U.), 5 3/4s, 7/1/28	Baa1	3,250,000	3,262,318
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	A/P	1,340,000	1,351,417
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	32,385,000	37,100,580
(City U.), Ser. A, 5 5/8s, 7/1/16	Aa3	15,600,000	17,186,832

(Skidmore College), Ser. A, 5 1/2s, 7/1/41	A1	3,000,000	3,018,540
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	8,895,590
(North Shore Long Island Jewish Group), Ser. A,
5 1/2s, 5/1/37	A-	11,500,000	11,022,520
(North Shore Long Island Jewish Group), Ser. E,
5 1/2s, 5/1/33	A-	2,000,000	1,942,500
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	1,600,000	1,551,056
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	3,810,520
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	2,750,000	2,757,508
(St. Joseph College), 5 1/4s, 7/1/35	Baa1	2,000,000	1,904,900
(Manhattan Marymount), 5 1/4s, 7/1/29	Baa2	2,000,000	1,868,120
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	A1	4,300,000	4,812,947
(Highland Hosp. Rochester), 5.2s, 7/1/32	A2	1,000,000	938,650
(Mount Sinai School of Medicine), 5 1/8s, 7/1/39	A3	15,000,000	14,196,000
(Siena College), 5 1/8s, 7/1/39	A3	6,000,000	5,703,180
(School Dist. Fin. Program), Ser. C, AGO, 5 1/8s,
10/1/36	AA+	3,380,000	3,420,797
(St. Francis College), 5s, 10/1/40	A-	1,000,000	925,940
(Yeshiva U.), 5s, 9/1/38	AA	2,500,000	2,456,000
(Mental Hlth.), Ser. E, NATL, 5s, 2/15/35	Aa3	2,510,000	2,418,335
(L I Jewish), Ser. A, 5s, 11/1/34	Baa1	1,800,000	1,607,274
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34	Aa2	13,500,000	13,352,445
(Rochester U.), Ser. A, 5s, 7/1/34	Aa3	6,000,000	6,010,500
(St. Francis College), 5s, 10/1/32	A-	2,360,000	2,323,160
(School Dist. Fin. Program), Ser. C, AGO, 5s, 10/1/31	AA+	2,000,000	2,061,820
(Yeshiva U.), AMBAC, 5s, 7/1/30	Aa3	3,000,000	3,001,620
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, AMBAC, 5s,
2/15/30	AA-	9,665,000	9,775,084
(Montefiore Hosp.), FGIC, FHA Insd., NATL, 5s, 8/1/29	BBB	9,510,000	9,573,337
(NYU), Ser. A, FGIC, NATL, 5s, 7/1/29	Aa3	6,705,000	6,794,713
(Yeshiva U.), AMBAC, 5s, 7/1/26	Aa3	2,700,000	2,716,227
Ser. A, NATL, 5s, 10/1/25	Aa3	750,000	775,763
(Albany), Ser. A-1, AGM, FHA Insd., 5s, 8/15/25	AA+	1,500,000	1,544,445
(Columbia U.), Ser. B, 5s, 7/1/24	Aaa	2,000,000	2,056,360
(Columbia U.), Ser. B, 5s, 7/1/23	Aaa	2,000,000	2,060,580
(Columbia U.), Ser. B, 5s, 7/1/22	Aaa	3,000,000	3,099,630
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	6,883,002
(Columbia U.), Ser. B, 5s, 7/1/21	Aaa	2,000,000	2,073,360
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Baa1	4,000,000	4,065,160
NY State Dorm. Auth. Non-State Supported Debt
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5s, 7/1/36	Aa2	5,690,000	5,585,361
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	11,000,000	10,283,240
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	Baa1	3,930,000	3,881,543
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aa3	3,000,000	3,022,440
(U. of Rochester), Ser. A-1, 5s, 7/1/32	Aa3	8,000,000	8,011,440
(NYU), Ser. B, 5s, 7/1/29	Aa3	6,530,000	6,690,507
(U. of Rochester), Ser. A-1, 5s, 7/1/27	Aa3	1,900,000	1,919,950
(Columbia U.), Ser. C, 5s, 7/1/26	Aaa	6,980,000	7,438,726
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26	Baa1	1,000,000	928,040
(North Shore Long Island Jewish Oblig. Group), Ser. A,
5s, 5/1/26	Baa1	4,000,000	3,819,560
(St. Johns U.), Ser. A, NATL, 5s, 7/1/23	A3	3,935,000	4,044,236
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22	Baa1	1,000,000	994,800
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	5,000,000	5,279,350
Ser. A, 5s, 3/15/28	AAA	10,000,000	10,354,300
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,430,303
NY State Dorm. Auth. State Supported Debt Rev. Bonds
(2007-2 Mental), Ser. D, AGM, 5 1/4s, 8/15/30	AA+	520,000	520,697
(City U.), Ser. B, 5s, 7/1/26	AA-	5,000,000	5,148,000
(State U. Dorm Fac.), Ser. E, 5s, 7/1/23	Aa2	3,000,000	3,178,980
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	12,400,000	12,442,780
NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5s, 6/15/34	Aa1	10,000,000	10,039,600
(State Clean Wtr. & Drinking Revolving Fund), Ser. A,
5s, 6/15/29	Aaa	2,500,000	2,640,275
(State Clean Wtr. & Drinking Revolving Fund), Ser. C,
5s, 10/15/26	Aaa	5,000,000	5,269,650
(United Wtr. New Rochelle), Ser. A, 4 7/8s, 9/1/40	A-	5,000,000	4,325,150
NY State Env. Fac. Corp. Poll. Control Rev. Bonds
(State Wtr. Revolving Fund)
Ser. A, 7 1/2s, 6/15/12	Aaa	20,000	20,108
Ser. B, 6.65s, 9/15/13	Aaa	1,800,000	1,799,892
NY State Env. Fac. Corp. State Clean Wtr. & Drinking
Rev. Bonds
Ser. C, 5s, 10/15/35	Aaa	5,000,000	5,046,000
(NYC Muni. Wtr. Fin.), 5s, 6/15/29	Aaa	13,590,000	14,152,082
NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5s, 11/1/42	Aa2	4,660,000	4,352,300
Ser. B, 4.85s, 11/1/41	Aa2	2,600,000	2,438,410
NY State Thruway Auth. Rev. Bonds
Ser. F, AMBAC, 5s, 1/1/30	A1	11,740,000	11,787,899
(Second Generation Hwy. & Bridge Trust Fund), Ser. B,
5s, 4/1/28	AA	3,000,000	3,068,220
Ser. H, FGIC, NATL, 5s, 1/1/28	A1	1,235,000	1,254,908
(Second Generation Hwy. & Bridge Trust Fund), Ser. B,
5s, 4/1/27	AA	4,000,000	4,114,120
(Second Generation Hwy. & Bridge Trust Fund), Ser. A,
5s, 4/1/25	AA	4,000,000	4,146,080
(Gen. Hwy. & Bridge Trust Fund), Ser. A, NATL, 5s,
4/1/22	Aa2	2,000,000	2,116,120
NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5 5/8s, 1/1/28	AA-	9,500,000	10,056,510
(Clarkson Ctr.), 5 1/2s, 1/1/20	Aa3	1,685,000	1,864,604

(Clarkson Ctr.), 5 1/2s, 1/1/15	Aa3	2,740,000	2,914,757
(Syracuse U. ), 5 1/2s, 1/1/15	Aa3	1,645,000	1,753,948
Ser. B-1, 5s, 3/15/36	AAA	11,000,000	10,845,230
Ser. A-1, FGIC, NATL, 5s, 3/15/29	AAA	6,565,000	6,703,653
Ser. A-1, 5s, 12/15/28	AAA	5,000,000	5,172,250
Ser. B, 5s, 1/1/27	AA-	7,000,000	7,137,130
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	899,760
Onondaga Civic Dev. Corp. Rev. Bonds (Le Moyne
College), 5 3/8s, 7/1/40	Baa2	3,900,000	3,590,301
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C
7s, 8/1/31	B/P	3,200,000	2,583,744
7s, 8/1/21	B/P	2,300,000	2,045,597
Port Auth. NY & NJ Rev. Bonds
Ser. 124, 5s, 8/1/31	Aa2	1,000,000	986,110
FGIC, NATL, 4 3/4s, 10/15/28	Aa2	7,000,000	6,892,900
Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s,
10/1/19	BB+/P	3,100,000	2,930,306
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	200,000	200,696
(JFK Intl. Air Term.), 6s, 12/1/42	Baa3	3,500,000	3,402,945
Rensselaer, City School Dist. COP, SGI
5s, 6/1/21	A-/P	2,010,000	2,026,442
5s, 6/1/20	A-/P	1,150,000	1,163,662
5s, 6/1/19	A-/P	1,345,000	1,370,353
5s, 6/1/18	A-/P	1,180,000	1,211,093
Riverhead, Indl. Dev. Agcy. Civic Fac. VRDN (Central
Suffolk Hosp.), Ser. C, 0.28s, 7/1/17	VMIG1	1,615,000	1,615,000
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
NATL
5s, 10/15/26	AAA	7,000,000	7,211,820
5s, 10/15/25	AAA	16,425,000	16,989,035
Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. B, 5 1/8s, 12/1/27	BBB+	1,000,000	914,190
Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	1,897,744
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.),
6 5/8s, 10/1/13	BB-	2,000,000	1,995,700
Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds (Peconic
Landing Southold), 6s, 12/1/40	BBB-/F	1,225,000	1,143,158
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
(Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BB+/P	2,000,000	1,768,500
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	450,000	449,037
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	2,050,000	1,968,574
(Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	A-	2,700,000	2,705,886
(Inst. of Tech.), 5s, 3/1/26	BBB+	3,300,000	3,158,958
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Jefferson's Ferry)
5s, 11/1/15	BBB-	975,000	1,027,904
4 5/8s, 11/1/16	BBB-	1,000,000	1,030,310
Suffolk, Tobacco Asset Securitization Corp. Rev.
Bonds, Ser. B, 5 3/8s, 6/1/28	BBB/F	8,625,000	7,371,529
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A
7 3/8s, 3/1/31	B+/P	2,800,000	2,381,372
7 3/8s, 3/1/21	B+/P	800,000	740,192
Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse
U. )
Ser. A-2, 0.2s, 12/1/37	VMIG1	18,310,000	18,310,000
Ser. A-1, 0.2s, 7/1/37	VMIG1	4,475,000	4,475,000
Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), Ser. 1, 5 3/4s, 7/15/32
(Prerefunded 7/15/12)	Aaa	4,250,000	4,558,975
Ser. 1, 5s, 6/1/34	BBB	3,500,000	2,636,760
Tobacco Settlement Asset Securitization Corp., Inc.
of NY Rev. Bonds, Ser. 1, 5s, 6/1/26	BBB	500,000	444,500
Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-1,
5 1/2s, 6/1/18	Aa3	1,000,000	1,033,000
Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. C, 5s, 11/15/29	Aa2	5,000,000	5,160,850
AMBAC, 5s, 11/15/28	Aa3	13,000,000	13,322,140
Ser. A, 5s, 11/15/23	Aa2	1,000,000	1,061,450
Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer
Polytechnic), Ser. A, 5 1/8s, 9/1/40	A	7,500,000	6,867,675
Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser.
C-2, 6 1/8s, 11/1/37	A3	3,385,000	3,278,914
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev.
Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	965,000	928,822
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds
5 1/8s, 6/1/38	BBB	5,060,000	3,649,980
5s, 6/1/26	BBB	2,000,000	1,752,760
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B-	2,000,000	1,917,480
(Sarah Lawrence College), Ser. A, 6s, 6/1/41	BBB	2,500,000	2,506,175
			980,145,317

Puerto Rico (8.7%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 1/2s, 5/15/39	BBB	3,750,000	2,984,625
Cmnwlth. of PR, G.O. Bonds
Ser. A, 5 1/4s, 7/1/34	A3	1,000,000	896,010
(Pub. Impt.), NATL, 5 1/4s, 7/1/18	A3	4,750,000	4,930,928
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,

Ser. A
6s, 7/1/44	Baa1	13,500,000	12,548,790
6s, 7/1/38	Baa1	3,750,000	3,520,425
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX,
5 1/4s, 7/1/40	A3	3,000,000	2,620,020
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, NATL, 5 1/2s, 7/1/20	A2	1,000,000	1,021,870
Ser. AA, NATL, 5 1/2s, 7/1/19	A2	3,000,000	3,136,260
Ser. AA-2, 5.3s, 7/1/35	A2	1,750,000	1,566,723
Ser. AA, 5s, 7/1/35	BBB+	2,105,000	1,799,017
Ser. K, 5s, 7/1/21	A3	2,000,000	1,993,480
Ser. K, 5s, 7/1/17	A3	3,000,000	3,058,200
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	6,250,000	6,269,063
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/25	A3	2,225,000	2,216,100
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Rev. Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/23	A3	3,000,000	3,034,590
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M, Cmnwlth. of PR Gtd., 6 1/4s,
7/1/23	A3	3,425,000	3,630,397
(Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 1/8s,
7/1/23	A3	6,500,000	6,915,220
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	A3	4,000,000	3,704,440
(Govt. Fac.), Ser. N, Cmnwlth. of PR Gtd., 5 1/2s,
7/1/20	A3	2,250,000	2,339,888
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	8,000,000	8,015,200
Ser. C, 5 1/4s, 8/1/41	A1	4,500,000	4,047,750
Ser. A, AMBAC, zero %, 8/1/47	Aa3	20,000,000	1,691,600
Ser. A, NATL, zero %, 8/1/43	Aa3	8,000,000	893,200
Ser. A, zero %, 8/1/31	A+	8,500,000	2,358,835
Ser. A, zero %, 8/1/30	A+	8,500,000	2,549,830
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24 (Puerto Rico)	Baa1	8,000,000	7,641,035
			95,383,496

Virgin Islands (0.7%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	3,000,000	3,023,820
Ser. A-1, 5s, 10/1/39	Baa2	3,325,000	2,743,923
Ser. A, 5s, 10/1/25	Baa2	2,000,000	1,971,440
			7,739,183

TOTAL INVESTMENTS

Total investments (cost $1,089,336,717)(b)			$1,090,632,473

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2010 through February 28, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $1,101,271,653.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,090,437,025, resulting in gross unrealized appreciation and depreciation of $29,965,520 and $29,770,072, respectively, or net unrealized appreciation of $195,448.

The rates shown on FRN, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Education	16.1%
State government	15.1
Utilities	13.3
Health care	13.0

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$1,090,632,473	$--

Totals by level	$--	$1,090,632,473	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2011